CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
	Feb. 11, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Capital Stock
Share buyback program				21,190,000
Share buy back program payments		$ 268	$ 49	$ 411	$ 49
Accrued taxes, share buyback program				$ 8
Capital stock
Capital Stock
Number of shares issued in dividend reinvestment plan with owners				86,000	114,000
Share buyback program				(21,192,000)	(2,950,000)
Share buy back program payments				$ 411
Common shares | Capital stock
Capital Stock
Number of shares issued (shares)		1,705,993,790		1,705,993,790
Par value per share (in dollars per share)		$ 0		$ 0
Number of shares issued in dividend reinvestment plan with owners				85,199
Common shares | Capital stock | Not later than one year [member]
Capital Stock
Authorized cash outflow for repurchase of outstanding shares	$ 1,000